Stock-Based Compensation - Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Expected market price volatility (Minimum)	175.40%
Related Party
Class of Stock [Line Items]
Risk-free interest rate used (average)	1.00%
WISeKey SA | Related Party
Class of Stock [Line Items]
Risk-free interest rate used (average)		1.00%	1.00%
Expected market price volatility (Minimum)	83.07%	71.29%	69.77%
Expected market price volatility (Maximum)	127.81%	71.60%	70.72%
SEALSQ Corp
Class of Stock [Line Items]
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility			73.19%
Expected market price volatility (Minimum)		65.31%
Expected market price volatility (Maximum)	183.25%	140.47%
Class B Shares | Related Party
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN	3 years 3 months 25 days
Class B Shares | WISeKey SA | Related Party
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN		4 years 3 months 18 days	5 years 2 months 23 days
Class A Shares | Related Party
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN	2 years 10 months 24 days
Class A Shares | WISeKey SA | Related Party
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN		3 years 10 months 24 days	4 years 10 months 24 days
Ordinary Shares | SEALSQ Corp
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN	5 years 3 months 29 days	6 years 6 months 10 days
F Shares | SEALSQ Corp
Class of Stock [Line Items]
Average remaining expected life of stock options on WIHN			6 years 2 months 8 days